UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway Suite 301 Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $       75,923
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           COM            002824100    6,712   97,898 SH       SOLE                 96,793      0 1,105
AMERIGON INC. (GENTHERM INC)  COM            03070L300    1,517  121,948 SH       SOLE                121,333      0   615
AMGEN INC                     COM            031162100    5,269   62,514 SH       SOLE                 62,184      0   330
BERKSHIRE HATHAWAY - B        COM            084670702    6,215   70,468 SH       SOLE                 70,093      0   375
CHEVRON CORP                  COM            166764100      233    2,000 SH       SOLE                  2,000      0     0
COLFAX CORP                   COM            194014106    1,088   29,663 SH       SOLE                 29,503      0   160
EMMIS COMM.CL A               COM            291525103      358  178,800 SH       SOLE                178,800      0     0
EXXON MOBIL CORP              COM            30231G102      214    2,336 SH       SOLE                  2,100      0   236
GENTEX CORP                   COM            371901109    7,712  453,899 SH       SOLE                451,709      0 2,190
GILDAN ACTIVEWEAR INC         COM            375916103    7,275  229,644 SH       SOLE                228,474      0 1,170
HEWLETT PACKARD CO.           COM            428236103    6,207  363,816 SH       SOLE                361,271      0 2,545
JOHNSON & JOHNSON             COM            478160104      207    3,000 SH       SOLE                  3,000      0     0
LOWE'S COS, INC.              COM            548661107    4,302  142,268 SH       SOLE                141,548      0   720
STRYKER CORPORATION           COM            863667101    5,862  105,316 SH       SOLE                104,706      0   610
THE TRAVELERS COMPANIES, INC. COM            89417E109    4,266   62,496 SH       SOLE                 62,171      0   325
WAL MART STORES               COM            931142103    4,910   66,530 SH       SOLE                 66,180      0   350
WALGREEN CO.                  COM            931422109    5,667  155,506 SH       SOLE                154,606      0   900
WASHINGTON POST (CL B)        COM            939640108    3,195    8,802 SH       SOLE                  8,753      0    49
YAHOO! INC.                   COM            984332106    4,715  295,174 SH       SOLE                293,549      0 1,625


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